UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Suncoast Equity Management, Inc.
Address: 5550 W. Executive Dr., Suite 320
         Tampa, FL 33609

13F File Number:  028-11066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Donald R. Jowdy
Title:     Director Of Operations
Phone:     (813)-963-0502

Signature, Place, and Date of Signing:

     /s/  Donald R. Jowdy     Tampa, FL     May 10, 2012


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     20

Form13F Information Table Value Total:     $58,636 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS.                   COM              002824100     2824    46080 SH       SOLE                    46080
ACCENTURE LTD                  COM              G1151C101     4263    66100 SH       SOLE                    66100
APPLE INC COM                  COM              037833100     7538    12573 SH       SOLE                    12573
BERKSHIRE HATHAWAY 'B'         COM              084670702     3631    44745 SH       SOLE                    44745
CHECK POINT                    COM              M22465104     4167    65270 SH       SOLE                    65270
DISCOVERY COMM.                COM              25470f302     2226    47485 SH       SOLE                    47485
EBAY INC COM                   COM              278642103     1233    33420 SH       SOLE                    33420
FRANKLIN RES INC               COM              354613101     1937    15618 SH       SOLE                    15618
GARDNER DENVER                 COM              365558105     1833    29080 SH       SOLE                    29080
GENERAL DYNAMICS               COM              369550108     2304    31400 SH       SOLE                    31400
GILEAD SCIENCES                COM              375558103     1689    34565 SH       SOLE                    34565
GOOGLE INC CL A                COM              38259P508     3293     5135 SH       SOLE                     5135
GRAINGER WW                    COM              384802104     1549     7211 SH       SOLE                     7211
HARRIS CORP                    COM              413875105     2667    59160 SH       SOLE                    59160
MCKESSON CORP                  COM              58155Q103     2871    32715 SH       SOLE                    32715
MICROSOFT                      COM              594918104     3606   111787 SH       SOLE                   111787
NIKE INC CLASS B               COM              654106103     2804    25855 SH       SOLE                    25855
QUALCOMM                       COM              747525103     3145    46210 SH       SOLE                    46210
VARIAN MED SYS                 COM              92220P105     1409    20430 SH       SOLE                    20430
VISA INC                       COM              92826C839     3647    30905 SH       SOLE                    30905